LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Loans to Related Parties
Loans to Related Parties

Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2014	2013	2012
Beginning balance	$8,097	$10,426	$10,599
Additions	5,034	827	1,791
Deductions	(6,936)	(3,156)	(1,964)
Ending balance	$6,195	$8,097	$10,426
Loans 90 days past due	$0	$0	$0

Related parties of First Financial, as defined for inclusion in the table above, were clients of, and had transactions with, subsidiaries of First Financial in the ordinary course of business during the periods noted. Similar transactions with related parties may be expected in future periods. All outstanding loans, commitments, financing leases, transactions in money market instruments and deposit relationships included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with non-related parties, and did not involve greater than a normal risk of collectibility or present other unfavorable features.